Basis of Presentation and General information, Consolidated Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 t
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
DWT	900,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
DWT	83,375
Year built	2011
Delivery date to Castor	2021-04
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
DWT	81,048
Year built	2015
Delivery date to Castor	2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,940
Year built	2011
Delivery date to Castor	2021-06
M/V Magic Callisto [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,930
Year built	2012
Delivery date to Castor	2022-01
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,940
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	82,158
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,822
Year built	2014
Delivery date to Castor	2021-09
M/V Ariana A [Member]
Subsidiaries in Consolidation [Abstract]
DWT	38,117
Year built	2005
Delivery date to Castor	2022-11
M/V Gabriela A [Member]
Subsidiaries in Consolidation [Abstract]
DWT	38,121
Year built	2005
Delivery date to Castor	2022-11
M/V Magic Celeste [Member]
Subsidiaries in Consolidation [Abstract]
DWT	63,310
Year built	2015
Delivery date to Castor	2024-08
M/V Magic Ariel [Member]
Subsidiaries in Consolidation [Abstract]
DWT	81,845
Year built	2020
Delivery date to Castor	2024-10
M/V Raphaela [Member]
Subsidiaries in Consolidation [Abstract]
DWT	26,811
Year built	2008
Delivery date to Castor	2024-10
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic P
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Thunder
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Eclipse
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Callisto
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Mars
Jerry Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Ariana A
Tom Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Gabriela A
Aladdin Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Celeste
Ariel Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Ariel
Yogi Bear Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Raphaela
Containco Shipping Inc. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Thalvora Holdings GmbH. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	2M
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Indigo Global Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T